Segment Information - Schedule of Location of the Company’s Long-Lived Assets (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Location of Company’s Long-Lived Assets [Line Items]
Total	¥ 44,369	¥ 70,432
PRC [Member]
Schedule of Location of Company’s Long-Lived Assets [Line Items]
Total	44,369	70,429
Mexico [Member]
Schedule of Location of Company’s Long-Lived Assets [Line Items]
Total		¥ 3